LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of Lease-Related Assets and Liabilities
a.	The following table summarizes the Company’s lease-related assets and liabilities recorded on the consolidated balance sheet:

	Classification	December 31, 2024	December 31, 2023
Assets:

Operating lease assets (*)	Operating lease right-of-use assets	$115,392	$120,156

Total lease assets		$115,392	$120,156

Liabilities:

Current lease liabilities	Accrued expenses and other liabilities	24,339	23,932
Long-term lease liabilities	Long-term operating lease liabilities	107,313	114,146

Total lease liabilities		$131,652	$138,078

(*) Following the closure of Sdot Yam plant, the Company evaluated it's right of use asset resulted from non-cancelable lease agreement effective through 2032. Based on future estimated sublease the Company recorded an impairment of $16,575 during 2023. No additional impairment was identified during 2024.

Lease term and discount rate:	December 31, 2024	December 31, 2023

Weighted-average remaining lease term — operating leases	6.5 years	7.3 years
Weighted-average discount rate — operating leases	3.1%	2.7%

Schedule of Components of Operating Lease Cost
	December 31, 2024	December 31, 2023
Operating lease cost:

Operating lease expense	$28,454	$28,771
Variable lease expense (*)	7,306	1,113
Sublease income	(1,624)	(477)

Total operating lease cost	$34,136	$29,407

(*) Includes short-term leases, index and other variable lease costs.

Schedule of Operating Lease Liabilities
December 31,

2025	26,726
2026	24,636
2027	20,652
2028	17,534
2029	16,134
2030 and thereafter	38,958

Total future lease payments (1,2)	144,640
Less imputed interest	(12,988)

Total	$131,652

(1)	Total lease payments have not been reduced by sublease rental expected payments of approximately $22 million due in the future under non-cancelable subleases.
(2)
As of December 31, 2024, we have additional operating lease payments, that have not yet commenced of approximately $2.7 million. These operating leases will commence during 2025 with lease terms of 7 years.

Schedule of Supplemental Cash Flow Information
	December 31, 2024	December 31, 2023
Cash paid for amounts included in measurement of lease liabilities:

Operating cash flows for operating leases	$27,468	$27,471